UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended June 30, 2003

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Brandywine Trust Company

Address:  7234 Lancaster Pike
          Hockessin, DE 19707


13F File Number: 28-06291

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements,
schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Richard E. Carlson
Title:  President
Phone:  (302) 234-5750


Signature, Place and Date of Signing:


/s/ Richard E. Carlson          Hockessin, DE               08/12/03
-----------------------   -------------------------   ----------------------
     [Signature]                [City, State]               [Date]

Report Type:  (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number            Name


     28-0030                         John W. Bristol & Co., Inc.
     28-2418                         Voyageur Asset Management (MA) Inc.
     28-2588                         Klingenstein Fields & Co. LLC
     28-3877                         Fiduciary Trust Co. Intl.
     ---------------------------     -----------------------------------

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       NONE

Form 13F Information Table Entry Total:  46

Form 13F Information Table Value Total: $37,670
                                       (thousands)


List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

                                                    FORM 13F INFORMATION TABLE
                                                     BRANDYWINE TRUST COMPANY
                                                        AS OF JUNE 30, 2003

             Column 1           Column 2     Column 3    Column 4           Column 5     Column 6    Column 7         Column 8
                                                          Value    Shrs or   SH/  PUT/   Investment  Other         Voting Authority
       Name of Issuer         Title of Class CUSIP      (x$1000)   Prn Amt  PRIN  CALL   Discretion Managers  Sole   Shared    None
       --------------         -------------- -----      --------   ------   ----  ----   ---------- --------  ----   ------    ----

AT&T CORP NEW                    Common      00195750 5     665     34,563    SH           Sole        None   34,563
AT&T WIRELESS SERVICES INC       Common      00209A10 6     490     59,738    SH           Sole        None   59,738
ABBOTT LABS                      Common      00282410 0     263      6,000    SH           Sole        None    6,000
ALLIANCE CAP MGT HOLDING LP   Unit Ltd Partn 01855A10 1     438     12,000    SH           Sole        None   12,000
AMGEN CORP                       Common      03116210 0     567      8,603    SH           Sole        None    8,603
BP PLC                        Sponsored ADR  05562210 4     435     10,354    SH           Sole        None   10,354
BAKER HUGHES INC                 Common      05722410 7     462     13,752    SH           Sole        None   13,752
BEST BUYS INC                    Common      08651610 1     391      8,900    SH           Sole        None    8,900
CENDANT CORP                     Common      15131310 3     220     12,000    SH           Sole        None   12,000
CISCO SYSTEMS                    Common      17275R10 2     477     28,401    SH           Sole        None   28,401
CITIGROUP INC                    Common      17296710 1     342      8,000    SH           Sole        None    8,000
COCA COLA COMPANY                Common      19121610 0   1,458     31,412    SH           Sole        None   31,412
COMCAST CORP NEW CL A             CL A       20030N10 1   1,812     60,054    SH           Sole        None   60,054
CONOCOPHILLIPS                   Common      20825C10 4     616     11,242    SH           Sole        None   11,242
EPIX MED INC                     Common      26881Q10 1     618     44,000    SH           Sole        None   44,000
EMERSON ELEC CO                  Common      29101110 4     307      6,000    SH           Sole        None    6,000
ENBRIDGE ENERGY PARTNERS
   LP CL A                       Common      29250R10 6     383      8,000    SH           Sole        None    8,000
EXXON MOBIL CORP                 Common      30231G10 2   6,314    175,838    SH           Sole        None  175,838
FANNIE MAE COM STK               Common      31358610 9     270      4,000    SH           Sole        None    4,000
FIRST DATA CORP                  Common      31996310 4     332      8,000    SH           Sole        None    8,000
GENERAL ELEC CO                  Common      36960410 3   4,264    148,673    SH           Sole        None  148,673
GOLDMAN SACHS GROUP INC          Common      38141G10 4     335      4,000    SH           Sole        None    4,000
GULFTERRA ENERGY PARTNERS LP     Common      40274U10 8     225      6,000    SH           Sole        None    6,000
HOME DEPOT INC                   Common      43707610 2     331     10,000    SH           Sole        None   10,000
INTEL CORP                       Common      45814010 0     333     16,000    SH           Sole        None   16,000
J P MORGAN CHASE & CO            Common      46625H10 0   2,241     65,565    SH           Sole        None   65,565
JOHNSON & JOHNSON                Common      47816010 4     319      6,167    SH           Sole        None    6,167
KINDER MORGAN ENERGY
  PARTNERS, LP                Unit Ltd Partn 49455010 6     316      8,000    SH           Sole        None    8,000
LIBERTY MEDIA CORP             Com Ser A     53071810 5     240     20,800    SH           Sole        None   20,800
MAXIM INTEGRATED                 Common      57772K10 1     727     21,328    SH           Sole        None   21,328
MEDTRONIC INC                    Common      58505510 6     288      6,000    SH           Sole        None    6,000
MERCK & CO INC                   Common      58933110 7   1,835     30,301    SH           Sole        None   30,301
MICROSEMI CORP                   Common      59513710 0     180     11,287    SH           Sole        None   11,287
NORTEL NETWORKS CORP  NEW        Common      65656810 2      54     19,979    SH           Sole        None   19,979
NORTHERN BORDER PARTNERS L P  Unit Ltd Partn 66478510 2     334      8,000    SH           Sole        None    8,000
NORTHROP GRUMMAN CORP            Common      66680710 2     472      5,470    SH           Sole        None    5,470
ORACLE SYSTEMS CORP              Common      68389X10 5   1,237    102,991    SH           Sole        None  102,991
OPTIKA                           Common      68397310 1      15     10,000    SH           Sole        None   10,000
PFIZER INC                       Common      71708110 3   5,123    150,000    SH           Sole        None  150,000
PORTAL SOFTWARE INC              Common      73612610 3      22     11,904    SH           Sole        None   11,904
PROTEIN DESIGN LABS              Common      74369L10 3     148     10,400    SH           Sole        None   10,400
QUALCOMM INC                     Common      74752510 3     288      8,000    SH           Sole        None    8,000
SCHLUMBERGER LTD                 Common      80685710 8     437      9,196    SH           Sole        None    9,196
SOVERIEGN BANCORP INC            Common      84590510 8     313     20,000    SH           Sole        None   20,000
UNION PACIFIC CORP               Common      90781810 8     384      6,620    SH           Sole        None    6,620
VIACOM INC                        CL B       92552430 8     349      8,000    SH           Sole        None    8,000
                                                        -------
                                               Total:    37,670

01864.0001 #422892